LONG-TERM COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM COMMITMENTS
Total contractual obligation assumed	R$ 7,335,609	R$ 11,258,885